Information by business segment and geographic area (Details 3) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	$ 4,547	$ 1,872
Intangible	10,514	11,631	$ 10,238
Property, plant and equipment	39,984	48,396	$ 44,938
Total	55,045	61,899
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	2,046	1,872
Intangible	8,847	9,822
Property, plant and equipment	28,706	33,769
Total	39,599	45,463
Country Of Canada [Member]
IfrsStatementLineItems [Line Items]
Intangible	1,666	1,808
Property, plant and equipment	9,452	11,890
Total	11,118	13,698
Americas Except Brazil And Canada [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	3	4
Total	3	4
Country Of Indonesia [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	1,885
Property, plant and equipment	61	59
Total	1,946	59
Country Of China [Member]
IfrsStatementLineItems [Line Items]
Intangible	1	1
Property, plant and equipment	4	14
Total	5	15
Asia Except China And Indonesia [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	654	731
Total	654	731
Country Of Europe [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	589	678
Total	589	678
Country Of Oman [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	616
Property, plant and equipment	515	1,251
Total	$ 1,131	$ 1,251